Consolidated Statements of Profit and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES	$ 357,821	$ 50,289	$ 11,577
COST OF REVENUES	(336,752)	(37,295)	(9,459)
GROSS PROFIT	21,069	12,994	2,118
OPERATING EXPENSES:
General and administrative expenses	(28,208)	(2,401)	(365)
Selling expenses	(674)
Share-based compensation	(33,537)	(506)
Total operating expenses	(62,419)	(2,907)	(365)
(LOSS)/INCOME FROM OPERATIONS	(41,350)	10,087	1,753
OTHER (EXPENSE)/INCOME
Loss on acquisition		(5,679)
Other (expense)/income, net	(6,962)	625	41
Total (expenses)/income	(6,962)	(5,054)	41
(LOSS)/INCOME BEFORE INCOME TAXES	(48,312)	5,033	1,794
INCOME TAXES	(739)	(147)	(324)
NET (LOSS) /PROFIT	(49,051)	4,886	1,470
DISCONTINUED OPERATIONS
Loss from discontinued operations		(545)
Income from disposal of discontinued operations		63
Loss from discontinued operations		(482)
NET (LOSS)/PROFIT	(49,051)	4,404	1,470
Net income attributable to noncontrolling interests	(200)
NET (LOSS) ATTRIBUTABLE TO SOS LIMITED	(49,251)	4,404	1,470
Foreign currency translation	3,392	874	(16)
TOTAL COMPREHENSIVE (LOSS) /INCOME	$ (45,859)	$ 5,278	$ 1,454
Weighted average number of ordinary shares
Basic (in Shares)	2,340,462,712	325,996,667	59,323,349
Diluted (in Shares)	2,775,018,991	488,960,010	59,323,349
(LOSS)/EARNINGS PER SHARE
Basic (in Dollars per share)	$ (0.0202)	$ 0.0135	$ 0.0248
Diluted (in Dollars per share)	$ (0.0177)	$ 0.009	$ 0.0248